Form N-1A Cover	Oct. 20, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 20, 2025
Prospectus Date	Feb. 28, 2025